DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 141.2%

	Alabama - 2.3%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,119,661

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	5.00%, 12/01/36
	Prerefunded 12/01/24 @ $100 (b)	302,670

	Arizona - 5.2%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,442,171
650	Arizona St. Hlth. Fac. Auth. Rev.,
	HonorHealth Hosp. Proj.,
	5.00%, 12/01/42	660,706
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,031,809
190	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40
	Prerefunded 6/01/24 @ $100 (b)	196,598
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	316,459
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,012,956

		4,660,699

	California - 17.7%
1,260	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,266,968
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	335,464
1,660	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,788,954

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	$1,047,415
1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	1,017,293
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	658,158
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,080,050
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,015,075
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	304,427
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	275,841
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,296,253
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,123,230
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,007,240
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	1,753,120

		15,969,488

	Colorado - 6.2%
925	Colorado St. Bldg. Excellent Schs. Today COP,
	5.00%, 3/15/29	1,040,563
1,000	Denver City and Cnty. Arpt. Rev.,
	5.50%, 11/15/30	1,175,212
2,150	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	2,360,512
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,008,877

		5,585,164

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Connecticut - 8.9%
$935	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	$1,040,802
730	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	749,074
1,265	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale Univ.,
	5.00%, 7/01/40	1,436,725
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	552,682
390	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	384,448
365	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	362,609
130	Connecticut St. Hsg. Auth. Rev.,
	1.85%, 5/15/38	93,908
1,250	Hartford Cnty. Met. Dist. Clean Wtr. Proj. Rev.,
	5.00%, 2/01/33	1,487,624
400	Univ. of Connecticut Rev.,
	5.00%, 5/01/30	468,483
1,300	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,410,238

		7,986,593

	District of Columbia - 1.2%
1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	1,085,809

	Florida - 22.1%
780	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	856,804
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,017,873
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33
	Refunded 5/01/23 @ $100 (b)	2,364,418
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44
	Prerefunded 10/01/24 @ $100 (b)	1,034,591

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	$514,415
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,097,104
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	503,869
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,279,540
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,340,349
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38
	Prerefunded 6/01/23 @ $100 (b)	1,008,567
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,412,156
2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	2,350,591
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	883,612
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	478,810
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	667,775
1,000	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,044,343

		19,854,817

	Georgia - 0.6%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	511,975

	Idaho - 0.3%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	251,177

	Illinois - 17.2%
500	Chicago Multi-Family Hsg. Rev.,
	Paul G. Stewart (Phases I and II),
	4.90%, 3/20/44, FHA	500,299

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	$1,002,115
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	656,687
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	262,403
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	263,925
665	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	731,771
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	263,452
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	873,285
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	179,243
1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	1,115,924
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 9/01/42
	Prerefunded 9/01/24 @ $100 (b)	545,945
1,090	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,055,168
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,069,510
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,251,014
600	Illinois St. Gen. Oblig.,
	5.00%, 2/01/29	636,503
1,180	Illinois St. Hsg. Dev. Auth. Rev.,
	2.375%, 10/01/42	862,049
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	791,136

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	$355,971
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,042,911
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,016,507

		15,475,818

	Indiana - 4%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	251,021
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,084,606
1,120	Indianapolis Local Public Impt. Bond Bank Rev.,
	Indianapolis Arpt. Auth Proj.,
	5.25%, 1/01/42	1,227,218

		3,562,845

	Kentucky - 1.1%
900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	961,591

	Louisiana - 4.4%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,258,723
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	609,072
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38
	Prerefunded 8/15/23 @ $100 (b)	1,267,108
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44
	Prerefunded 6/01/24 @ $100 (b)	310,018
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33
	Prerefunded 4/01/23 @ $100 (b)	501,947

		3,946,868

	Maine - 2.4%
100	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/01/23 @ $100 (b)	101,054

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	$908,707
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	614,771
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	544,270

		2,168,802

	Maryland - 1.5%
500	Maryland St. Cmnty. Dev. Admin.,
	Dept. of Hsg. And Cmnty. Dev. Rev.,
	1.95%, 9/01/41	339,729
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39
	Prerefunded 7/01/24 @ $100 (b)	1,034,852

		1,374,581

	Massachusetts - 4.7%
1,945	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	2,396,725
700	Massachusetts St. Hsg. Fin. Agy. Rev.,
	2.30%, 12/01/40	523,477
300	Massachusetts St. Hsg. Fin. Agy. Rev.,
	3.00%, 12/01/45	236,238
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,032,869

		4,189,309

	Michigan - 2.4%
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	564,138
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	553,009
1,020	Michigan St. Hsg. Dev. Auth. Rev.,
	2.80%, 12/01/45	780,377
225	Royal Oak Hosp. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 9/01/39
	Prerefunded 3/01/24 @ $100 (b)	231,193

		2,128,717

	Minnesota - 0.2%
200	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	166,425

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Mississippi - 0.7%
$600	Mississippi St. Gen. Oblig.,
	4.00%, 10/01/39	$617,378

	Nebraska - 2.4%
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,161,207

	New Jersey - 2.4%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	404,304
295	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	4.00%, 6/01/31	326,137
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/01/34	1,091,487
305	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	318,026

		2,139,954

	New York - 5.4%
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	567,669
510	New York City Mun. Wtr. Fin. Auth.
	Wtr. & Swr. Sys. Rev.,
	Adjustable Rate Bond,
	1.25%, 06/15/48	510,000
2,035	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,144,037
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	918,832
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30
	Refunded 5/15/23 @ $100 (b)	503,554
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	204,969

		4,849,061

	North Carolina - 0.2%
185	North Carolina St. Hsg. Fin. Agy. Rev.,
	2.85%, 1/01/43	152,985

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Ohio - 1.1%
$570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	$575,836
495	Ohio St. Hsg. Fin. Agy. Rev.,
	2.45%, 9/01/45	391,158

		966,994

	Oregon - 2.4%
500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	529,938
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	583,640
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,082,152

		2,195,730

	Pennsylvania - 2.8%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34
	Prerefunded 1/01/24 @ $100 (b)	2,045,533
450	Pennsylvania St. Tpk. Commission Rev.,
	6.375%, 12/01/38	515,483

		2,561,016

	Rhode Island - 1.2%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/24 @ $100 (b)	1,116,791

	South Carolina - 0.3%
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	302,087

	Tennessee - 2.8%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	255,572
110	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	109,153
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,157,824

		2,522,549

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Texas - 12.1%
$670	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41
	Prerefunded 12/01/25 @ $100 (b)	$720,756
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,360,469
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32
	Prerefunded 11/15/23 @ $100 (b)	1,438,791
1,625	Keller Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 2/15/47, PSF	1,630,729
1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	899,257
1,505	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	1,946,050
1,135	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,122,145
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	755,598
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	997,470

		10,871,265

	Vermont - 0.6%
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	526,825

	Virginia - 2.2%
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,000,000

	Wisconsin - 1.9%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,433,658

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	$237,227

		1,670,885

	Total Long-Term Investments
	(Cost $127,615,175)	126,957,736

	TOTAL INVESTMENTS - 141.2%
	(Cost $127,615,175)	$126,957,736
	Remarketable Variable Rate MuniFund Term Preferred Shares at liquidation value - (44.5)%	(40,000,000)
	Other assets less other liabilities - 3.3%	2,940,799

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$89,898,535

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

CAB - Capital Appreciation Bond

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and refunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2023

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2023:

Level 2
Municipal bonds	$126,957,736

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.